Summary of Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Software [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful life of intangible assets	3 years
Software [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful life of intangible assets	6 years
Patent and technology license fee [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful life of intangible assets	5 years
Patent and technology license fee [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful life of intangible assets	10 years